                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D C 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Phoenix Life Insurance Company
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number: 28-3340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:

/s/ John H. Beers              Hartford, CT         February 14, 2008
-----------------
(Signature)                    (City, State)        (Date)

All securities with respect to Phoenix Life Insurance Company exercising investment discretion are reported herein. Phoenix Life Insurance Company is affiliated through its parent company, The Phoenix Companies, Inc., with several other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with Phoenix Life Insurance Company.

The following is a list of other managers reporting for this manager:

Form 13F File                  Number: Manager:
-------------                  -----------------------------------------------
028-00085                      Phoenix Investment Counsel, Inc.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $26,388.44

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              SHARES
                                                     FAIR       OR                                   VOTING
                                TITLE OF  CUSIP     MARKET   PRINCIPAL SH/ PUT/ INVESTMENT          AUTHORITY SHARED NONE
          NAME OF ISSUER         CLASS    NUMBER    VALUE     AMOUNTS  PRN CALL DISCRETION MANAGERS  SOLE(A)   (B)   (C)
    --------------------------  -------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
1   Newtek Business Services     COMMON  652526104 26,388.44 21,281.00 SH       26,388.44     1       SOLE
    Inc